Business Combinations, Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Consolidating Statements of Operations by Geographic Operating Segments

Selected information of the consolidated statements of operations by geographic operating segment for the years ended December 31, 2017, 2016 and 2015 was as follows:

2017		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	58,442	(1,075)	57,367	21,215	2,246	18,969	(687)	(409)	(534)
United States		65,536	—	65,536	10,652	6,200	4,452	3,202	(631)	(177)
Europe
United Kingdom		20,179	—	20,179	2,763	997	1,766	450	(77)	(397)
France		16,162	—	16,162	855	549	306	(129)	(61)	18
Germany		10,056	(1,339)	8,717	743	509	234	(11)	(14)	(63)
Spain		6,870	(990)	5,880	344	638	(294)	(711)	(34)	12
Poland		5,552	(74)	5,478	647	361	286	(140)	(30)	(8)
Rest of Europe		9,439	(864)	8,575	1,463	688	775	(131)	(24)	71
South, Central America and the Caribbean (“SAC”)
Colombia[1]		10,685	—	10,685	2,166	507	1,659	(642)	(129)	(36)
Panama[1]		5,112	(98)	5,014	2,007	319	1,688	(20)	(5)	7
Costa Rica[1]		2,805	(379)	2,426	1,000	99	901	—	(5)	29
Caribbean TCL[3]		4,332	(49)	4,283	1,059	610	449	(139)	(215)	(25)
Rest of SAC[1]		11,716	(872)	10,844	2,602	449	2,153	(1,069)	(23)	(12)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		8,296	—	8,296	1,394	528	866	89	(3)	(24)
Egypt		3,862	—	3,862	594	299	295	(210)	(60)	574
Rest of AMEA		13,516	—	13,516	1,855	363	1,492	(174)	(28)	12
Others		22,514	(11,203)	11,311	(2,796)	630	(3,426)	(3,493)	(17,553)	4,169

Continuing operations		275,074	(16,943)	258,131	48,563	15,992	32,571	(3,815)	(19,301)	3,616
Discontinued operations		1,550	(1)	1,549	75	57	18	14	(3)	—

Total	Ps	276,624	(16,944)	259,680	48,638	16,049	32,589	(3,801)	(19,304)	3,616

2016		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	53,579	(848)	52,731	19,256	2,390	16,866	(608)	(339)	2,695
United States		66,554	—	66,554	10,973	6,400	4,573	2,919	(487)	(212)
Europe
United Kingdom		21,153	—	21,153	3,606	1,047	2,559	711	(63)	(393)
France		14,535	—	14,535	669	484	185	(110)	(53)	2
Germany		9,572	(1,385)	8,187	553	464	89	(64)	(15)	(85)
Spain		6,563	(841)	5,722	814	663	151	(112)	(37)	(9)
Poland		4,799	(88)	4,711	579	330	249	6	(11)	123
Rest of Europe		7,935	(541)	7,394	1,141	660	481	(103)	(33)	77
South, Central America and the Caribbean (“SAC”)
Colombia[1]		12,415	(1)	12,414	3,975	489	3,486	(575)	46	38
Panama[1]		4,906	(124)	4,782	2,170	340	1,830	(7)	(27)	5
Costa Rica[1]		2,818	(351)	2,467	1,127	116	1,011	(23)	(11)	27
Rest of SAC[1]		11,378	(778)	10,600	2,875	437	2,438	(1,226)	(28)	(182)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		9,655	—	9,655	2,687	530	2,157	21	(1)	(24)
Egypt		6,950	(5)	6,945	2,454	539	1,915	(213)	(78)	(253)
Rest of AMEA		11,858	(12)	11,846	1,617	299	1,318	(112)	(27)	27
Others		18,846	(8,597)	10,249	(2,962)	803	(3,765)	(2,174)	(20,323)	2,653

Continuing operations		263,516	(13,571)	249,945	51,534	15,991	35,543	(1,670)	(21,487)	4,489
Discontinued operations		9,186	(207)	8,979	1,232	693	539	(2)	(10)	(47)

Total	Ps	272,702	(13,778)	258,924	52,766	16,684	36,082	(1,672)	(21,497)	4,442

2015		Net sales (including related parties)	Less: Related parties	Net sales	Operating EBITDA	Less: depreciation and amortization	Operating Earnings before other expenses, net	Other expenses, net	Financial expense	Other financing items, net
Mexico	Ps	50,260	(5,648)	44,612	15,362	2,399	12,963	(684)	(210)	915
United States		56,846	(18)	56,828	7,985	5,629	2,356	234	(437)	(144)
Europe
United Kingdom		20,227	—	20,227	2,705	1,004	1,701	(147)	(95)	(299)
France		12,064	—	12,064	670	438	232	(8)	(48)	(10)
Germany		8,285	(1,276)	7,009	542	389	153	49	(14)	(61)
Spain		6,151	(755)	5,396	1,031	604	427	(735)	(72)	(2)
Poland		4,445	(108)	4,337	598	295	303	18	(54)	33
Rest of Europe		7,457	(660)	6,797	1,110	739	371	(187)	(23)	(122)
South, Central America and the Caribbean (“SAC”)
Colombia[1]		11,562	(2)	11,560	4,041	500	3,541	(88)	(50)	(570)
Panama[1]		4,599	(68)	4,531	1,869	298	1,571	(180)	(13)	2
Costa Rica[1]		2,658	(229)	2,429	1,096	102	994	(2)	(9)	2
Rest of SAC[1]		12,177	(1,988)	10,189	2,295	445	1,850	(87)	(22)	(119)
Asia, Middle East and Africa (“AMEA”)
Philippines[2]		8,436	(4)	8,432	2,206	447	1,759	(12)	(20)	19
Egypt		6,923	(5)	6,918	1,777	536	1,241	(254)	(115)	114
Rest of AMEA		9,929	—	9,929	1,250	244	1,006	(53)	(23)	(1)
Others		16,793	(8,752)	8,041	(3,003)	589	(3,592)	(896)	(18,579)	(1,090)

Continuing operations		238,812	(19,513)	219,299	41,534	14,658	26,876	(3,032)	(19,784)	(1,333)
Discontinued operations		11,944	(56)	11,888	1,201	978	223	23	(17)	66

Total	Ps	250,756	(19,569)	231,187	42,735	15,636	27,099	(3,009)	(19,801)	(1,267)

1	CEMEX Latam Holdings, S.A. (“CLH”), entity incorporated in Spain, trades its ordinary shares in the Colombian Stock Exchange. CLH is the indirect holding company of CEMEX’s operations in Colombia, Panama, Costa Rica, Guatemala, Nicaragua, El Salvador and Brazil. At year end 2017 and 2016, there is a non-controlling interest in CLH of approximately 26.75% and 26.72%, respectively, of its ordinary shares, excluding shares held in CLH’s treasury (note 20.4).
2	CEMEX’s operations in the Philippines are conducted through CEMEX Holdings Philippines, Inc. (“CHP”), subsidiary incorporated in the Philippines which since July 2016 trades its ordinary shares in the Philippines Stock Exchange under the symbol CHP. As of December 31, 2017 and 2016, there is a non-controlling interest in CHP of 45.0% of its ordinary shares (note 20.4).
3	As mentioned in note 4.1, in February 2017, CEMEX’s acquired a controlling interest in TCL, which main operations are located in Trinidad and Tobago (“T&T”), Jamaica and Barbados. TCL shares trade in the T&T stock exchange. As of December 31, 2017, there is a non-controlling interest in TCL of approximately 30.2% of its ordinary shares (note 20.4).

Summary of Balance sheet Information by Geographic Segment

As of December 31, 2017 and 2016, selected statement of financial position information by geographic segment was as follows:

2017		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	241	71,280	71,521	23,574	47,947	2,133
United States		1,573	266,769	268,342	32,366	235,976	3,498
Europe
United Kingdom		107	34,774	34,881	24,160	10,721	1,010
France		1,055	18,481	19,536	7,360	12,176	372
Germany		85	9,010	9,095	6,848	2,247	441
Spain		—	25,731	25,731	3,543	22,188	553
Poland		9	5,477	5,486	3,086	2,400	230
Rest of Europe		158	16,123	16,281	3,627	12,654	321
South, Central America and the Caribbean
Colombia		—	24,406	24,406	11,307	13,099	1,178
Panama		—	7,232	7,232	1,029	6,203	152
Costa Rica		—	1,869	1,869	646	1,223	42
Caribbean TCL		—	11,004	11,004	4,917	6,087	584
Rest of South, Central America and the Caribbean		31	11,298	11,329	4,366	6,963	357
Asia, Middle East and Africa
Philippines		6	11,548	11,554	2,617	8,937	518
Egypt		1	4,602	4,603	1,776	2,827	418
Rest of Asia, Middle East and Africa		—	13,671	13,671	8,027	5,644	449
Others		5,306	24,356	29,662	217,914	(188,252)	163

Continuing operations		8,572	557,631	566,203	357,163	209,040	12,419
Assets held for sale and related liabilities (note 12.1)		—	1,378	1,378	—	1,378	—

Total	Ps	8,572	559,009	567,581	357,163	210,418	12,419

2016		Equity accounted investees	Other segment assets	Total assets	Total liabilities	Net assets by segment	Additions to fixed assets[1]
Mexico	Ps	490	70,012	70,502	20,752	49,750	1,651
United States		1,587	287,492	289,079	30,118	258,961	3,760
Europe
United Kingdom		104	32,469	32,573	22,914	9,659	599
France		909	16,855	17,764	6,829	10,935	379
Germany		74	8,396	8,470	6,694	1,776	507
Spain		13	27,251	27,264	3,206	24,058	490
Poland		10	5,036	5,046	2,072	2,974	181
Rest of Europe		270	15,345	15,615	3,221	12,394	258
South, Central America and the Caribbean
Colombia		—	26,532	26,532	11,548	14,984	3,633
Panama		—	7,958	7,958	1,144	6,814	126
Costa Rica		—	1,928	1,928	691	1,237	73
Rest of South, Central America and the Caribbean		28	12,517	12,545	4,133	8,412	441
Asia, Middle East and Africa
Philippines		6	12,308	12,314	2,696	9,618	341
Egypt		1	5,512	5,513	2,907	2,606	381
Rest of Asia, Middle East and Africa		—	12,347	12,347	6,994	5,353	394
Others		6,996	26,253	33,249	276,269	(243,020)	65

Continuing operations		10,488	568,211	578,699	402,188	176,511	13,279
Assets held for sale and related liabilities (note 12.1)		—	21,029	21,029	815	20,214	—

Total	Ps	10,488	589,240	599,728	403,003	196,725	13,279

1	In 2017 and 2016, the column “Additions to fixed assets” includes capital expenditures of Ps9,514 and Ps12,676, respectively (note 14).

Summary of Net Sales by Product and Geographic Segment

Net sales by product and geographic segment for the years ended December 31, 2017, 2016 and 2015 were as follows:

2017		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	42,195	14,672	3,416	11,211	(14,127)	57,367
United States		27,804	35,400	14,436	6,235	(18,339)	65,536
Europe
United Kingdom		4,879	7,459	7,758	8,067	(7,984)	20,179
France		—	13,367	6,373	205	(3,783)	16,162
Germany		3,595	4,668	2,134	2,335	(4,015)	8,717
Spain		5,499	944	259	676	(1,498)	5,880
Poland		3,230	2,532	701	226	(1,211)	5,478
Rest of Europe		6,236	2,715	1,055	462	(1,893)	8,575
South, Central America and the Caribbean
Colombia		7,043	4,024	1,224	1,960	(3,566)	10,685
Panama		3,876	1,725	452	180	(1,219)	5,014
Costa Rica		2,095	386	122	120	(297)	2,426
Caribbean TCL		4,097	29	19	215	(77)	4,283
Rest of South, Central America and the Caribbean		11,412	1,308	268	307	(2,451)	10,844
Asia, Middle East and Africa
Philippines		8,093	67	159	52	(75)	8,296
Egypt		3,347	479	16	173	(153)	3,862
Rest of Asia, Middle East and Africa		928	11,078	2,875	2,148	(3,513)	13,516
Others		—	—	—	22,515	(11,204)	11,311

Continuing operations		134,329	100,853	41,267	57,087	(75,405)	258,131
Discontinued operations		—	525	340	687	(3)	1,549

Total	Ps	134,329	101,378	41,607	57,774	(75,408)	259,680

2016		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	37,647	13,664	3,156	11,773	(13,509)	52,731
United States		28,585	35,843	14,565	7,107	(19,546)	66,554
Europe
United Kingdom		5,267	7,830	8,195	7,889	(8,028)	21,153
France		—	11,883	5,640	278	(3,266)	14,535
Germany		3,416	4,539	2,112	2,262	(4,142)	8,187
Spain		5,478	823	196	472	(1,247)	5,722
Poland		2,811	2,237	579	219	(1,135)	4,711
Rest of Europe		5,286	2,254	911	338	(1,395)	7,394
South, Central America and the Caribbean
Colombia		8,814	4,522	1,364	1,761	(4,047)	12,414
Panama		3,794	1,577	413	139	(1,141)	4,782
Costa Rica		2,144	390	179	126	(372)	2,467
Rest of South, Central America and the Caribbean		10,998	1,526	322	298	(2,544)	10,600
Asia, Middle East and Africa
Philippines		9,405	143	164	70	(127)	9,655
Egypt		6,076	943	26	217	(317)	6,945
Rest of Asia, Middle East and Africa		961	9,535	2,519	1,379	(2,548)	11,846
Others		—	—	—	18,851	(8,602)	10,249

Continuing operations		130,682	97,709	40,341	53,179	(71,966)	249,945
Discontinued operations		422	1,366	785	6,665	(259)	8,979

Total	Ps	131,104	99,075	41,126	59,844	(72,225)	258,924

2015		Cement	Concrete	Aggregates	Others	Eliminations	Net sales
Mexico	Ps	30,384	13,163	2,860	9,956	(11,751)	44,612
United States		23,358	30,129	11,914	7,994	(16,567)	56,828
Europe
United Kingdom		4,705	7,729	7,614	7,859	(7,680)	20,227
France		—	10,026	4,410	224	(2,596)	12,064
Germany		3,098	3,749	1,790	2,103	(3,731)	7,009
Spain		5,265	721	150	392	(1,132)	5,396
Poland		2,630	1,916	489	197	(895)	4,337
Rest of Europe		5,075	1,945	728	562	(1,513)	6,797
South, Central America and the Caribbean
Colombia		8,158	4,428	1,329	1,345	(3,700)	11,560
Panama		3,368	1,424	383	172	(816)	4,531
Costa Rica		2,092	367	138	109	(277)	2,429
Rest of South, Central America and the Caribbean		9,633	2,058	376	451	(2,329)	10,189
Asia, Middle East and Africa
Philippines		8,270	115	96	62	(111)	8,432
Egypt		6,052	975	36	236	(381)	6,918
Rest of Asia, Middle East and Africa		880	7,956	1,931	1,115	(1,953)	9,929
Others		—	—	—	16,811	(8,770)	8,041

Continuing operations		112,968	86,701	34,244	49,588	(64,202)	219,299
Discontinued operations		1,046	3,877	1,928	5,474	(437)	11,888

Total	Ps	114,014	90,578	36,172	55,062	(64,639)	231,187

Trinidad Cement Limited [member]
Summary of Purchase Price Allocation

As of December 31, 2017, after significantly concluding the allocation of TCL’s fair value to the assets acquired and liabilities assumed, the statement of financial position of TCL at the acquisition date of February 1, 2017 was as follows:

		As of February 1, 2017
Current assets	US$	84
Property, machinery and equipment		331
Intangible assets and other non-current assets (includes goodwill of US$100)		110

Total assets		525

Current liabilities (includes debt of US$47)		122
Non-current liabilities (includes debt of US$97 and deferred tax liabilities of US$19)		154

Total liabilities		276

Net assets	US$	249
Non-controlling interest net assets		70

Controlling interest net assets	US$	179

Croatia [Member]
Summary of Condensed Combined Financial Information of Balance Sheet

As of December 31, 2016, the condensed information of the statement of financial position of the Croatian Operations was as follows:

		2016
Current assets	Ps	573
Property, machinery and equipment, net		3,023
Intangible assets, net and other non-current assets		568

Total assets		4,164

Current liabilities		539
Non-current liabilities		112

Total liabilities		651

Net assets	Ps	3,513

Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations

For the years 2016 and 2015, the condensed information of the income statement of the Croatian Operations was as follows:

		2016	2015
Sales	Ps	1,853	1,892
Cost of sales and operating expenses		(1,629)	(1,665)
Other products (expenses), net		(31)	13
Financial expenses, net and others		(24)	(35)

Earnings before income tax		169	205
Income tax		(29)	(43)

Net income	Ps	140	162

Pacific Northwest Materials And Concrete Pipe Business [Member] | United States, Bangladesh, Thailand, Austria, and Hungary [member]
Summary of Condensed Combined Financial Information of Balance Sheet

Selected condensed combined financial information of the statement of financial position at this date of such operations was as follows:

		2016
Current assets	Ps	1,146
Property, machinery and equipment, net		4,188
Intangible assets, net and other non-current assets		6,835

Total assets		12,169

Current liabilities		(99)
Non-current liabilities		(336)

Total liabilities		(435)

Net assets	Ps	11,734

Summary of Condensed Combined Information of the Statement of Operations of Discontinued Operations

The following table presents condensed combined information of the statement of operations of CEMEX’s discontinued operations in the Pacific Northwest Materials Business in the United States for the six-months period ended June 30, 2017 and for the years 2016 and 2015; the Concrete Pipe Business operations in the United States for the one-month period ended January 31, 2017 and for the years 2016 and 2015, the operations in Bangladesh and Thailand for the period from January 1 to May 26, 2016 and for the year 2015, and the operations in Austria and Hungary for the ten-month period ended October 31, 2015:

		2017	2016	2015
Sales	Ps	1,549	8,979	11,888
Cost of sales and operating expenses		(1,531)	(8,440)	(11,665)
Other products (expenses), net		14	(2)	23
Financial expenses, net and others		(3)	(57)	49

Earnings before income tax		29	480	295
Income tax		—	(101)	6

Net income		29	379	301
Net income of non-controlling interest		—	—	(15)

Net income of controlling interest	Ps	29	379	286

Eagle Materials Inc And Grupo Cementos de Chihuahua SAB De C.V. [member]
Summary of Combined Statement of Operations Information of the Net Assets Sold

For the years 2017, 2016 and 2015, selected combined statement of operations information of the net assets sold to GCC on November 18, 2016 and those to Eagle Materials was as follows:

		2017	2016	2015
Net sales	Ps	86	3,322	3,538
Operating costs and expenses		(71)	(2,800)	(2,795)

Operating earnings before other expenses, net	Ps	15	522	743

Holcim Ltd. [member]
Summary of Purchase Price Allocation

The purchase price allocation of these acquisitions as of January 1, 2015 was as follows:

		Czech Republic	Spain	Total
Current assets	Ps	231	59	290
Property, machinery and equipment		1,419	2,004	3,423
Other non-current assets		270	—	270
Intangible assets		590	2	592

Fair value of assets acquired		2,510	2,065	4,575

Current liabilities		117	57	174
Non-current liabilities		344	114	458

Fair value of liabilities assumed		461	171	632

Fair value of net assets acquired	Ps	2,049	1,894	3,943